Income Taxes (Details 1) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
Income Taxes
Exploration and evaluation assets, deferred tax assets	$ 1,434,880	$ 1,434,880
Exploration and evaluation assets, deferred tax liabilities	(1,434,880)	(1,434,880)
Net deferred tax liabilities